LEASES - Schedule of Operating Assets and lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Lessee Disclosure [Abstract]
Operating right-of-use assets	$ 10,581	$ 7,654
Operating lease liabilities, current	1,885	1,240
Operating lease liabilities long-term	8,732	6,499
Total operating lease liabilities	$ 10,617	$ 7,739
Weighted average remaining lease term (years)	8 years	9 years
Weighted average discount rate	3.27%	3.56%